SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 2,184	$ 1,080
Accumulated depreciation:		(591)	(357)
Depreciated cost	$ 1,411	1,593	723
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		254	115
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		170	163
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		652	550
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		264	252
Energy Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 844